Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TAX-MANAGED GROWTH PORTFOLIO
Entity Central Index Key	0001002667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014300
Shareholder Report [Line Items]
Fund Name	Tax-Managed Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Managed Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Growth Fund 1.1. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Portfolio	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42% [1]
AssetsNet	$ 7,004,218,282
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$7,004,218,282
# of Portfolio Holdings	107
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized